GOODWILL AND OTHER INTANGIBLE ASSETS - Changes to Goodwill (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 07, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 08, 2012
Successor
Goodwill [Roll Forward]
Balance at beginning of period		$ 486,439	$ 486,439	$ 0
Acquired goodwill	19,054	0	0
Balance at end of period		486,439	486,439	0
Successor | Interline Brands, Inc. [Member]
Goodwill [Roll Forward]
Acquired goodwill	467,385	0	0
Predecessor
Goodwill [Roll Forward]
Balance at beginning of period	344,478
Acquired goodwill	1,547
Balance at end of period	346,025
Predecessor | Interline Brands, Inc. [Member]
Goodwill [Roll Forward]
Acquired goodwill	$ 0